Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	3.50%	3.75%	4.00%
Future Salary Growth Rate	3.81%	3.80%	3.80%
Average Longevity (years)	88 years	87 years 10 months 25 days	88 years 3 months 19 days
OPEB [Member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	3.25%	3.75%	3.75%
Future Salary Growth Rate	5.08%	5.15%	5.15%
Average Longevity (years)	88 years	87 years 10 months 25 days	88 years 3 months 19 days
Health Care Cost Trend Rate	6.00%	7.00%	7.00%